Supplemental Financial Information	12 Months Ended
Dec. 31, 2020
Supplemental Financial Information [Line Items]
Additional Financial Information Disclosure [Text Block]	Supplemental Financial Information
Accounts receivable are as follows at December 31, 2020 and 2019:

	December 31,
$ in millions	2020	2019
Accounts receivable, net
Customer receivables	$48.5	$45.7
Unbilled revenue	21.6	19.4
Amounts due from affiliates	0.2	0.3
Due from PJM transmission enhancement settlement (a)	1.7	1.8
Other	0.5	1.1
Allowance for credit losses	(2.8)	(0.4)
Total accounts receivable, net	$69.7	$67.9

(a)    See Note 3 – Regulatory Matters for more information.

The following table is a rollforward of our allowance for credit losses related to the accounts receivable balances for the year ended December 31, 2020:

$ in millions	Beginning Allowance Balance at January 1, 2020	Current Period Provision	Write-offs Charged Against Allowances	Recoveries Collected	Ending Allowance Balance at December 31, 2020
Allowance for credit losses	$0.4	$3.0	$(2.3)	$1.7	$2.8

The allowance for credit losses primarily relates to utility customer receivables, including unbilled amounts. Expected credit loss estimates are developed by disaggregating customers into those with similar credit risk characteristics and using historical credit loss experience. In addition, we also consider how current and future economic conditions would impact collectability, as applicable, including the economic impacts of the COVID-19 pandemic on our receivable balance as of December 31, 2020. Amounts are written off when reasonable collections efforts have been exhausted. On March 12, 2020, the PUCO issued an emergency order prohibiting electric utilities, including us, from discontinuing electric utility service to customers through September 1, 2020 due to the economic impacts of COVID-19. This order along with the economic impacts of COVID-19 has resulted in an increase in past due customer receivable balances, and thus the current period provision and the allowance for credit losses have increased during 2020. See Note 17 – Risks & Uncertainties for additional discussion of the COVID-19 pandemic.
However, as discussed in Note 3 – Regulatory Matters, DP&L’s uncollectible expense is deferred for future collection.
Accumulated Other Comprehensive Income / (Loss)
The amounts reclassified out of Accumulated Other Comprehensive Income / (Loss) by component during the years ended December 31, 2020, 2019 and 2018 are as follows:

Details about Accumulated Other Comprehensive Income / (Loss) Components	Affected line item in the Consolidated Statements of Operations	Years ended December 31,
$ in millions		2020	2019	2018
Gains and losses on cash flow hedges (Note 6):
	Interest expense	(1.1)	(1.2)	(1.2)
	Income tax expense	0.2	0.1	0.4
	Net of income taxes	(0.9)	(1.1)	(0.8)

	Loss from discontinued operations	—	—	4.4
	Tax benefit from discontinued operations	—	(0.4)	(1.2)
	Net of income taxes	—	(0.4)	3.2

Amortization of defined benefit pension items (Note 9):
	Other expense	1.3	0.2	0.8
	Income tax benefit	(0.3)	—	(0.2)
	Net of income taxes	1.0	0.2	0.6

Total reclassifications for the period, net of income taxes		$0.1	$(1.3)	$3.0

The changes in the components of Accumulated Other Comprehensive Income / (Loss) during the years ended December 31, 2020 and 2019 are as follows:

$ in millions	Gains / (losses) on cash flow hedges	Change in unfunded pension obligation	Total
Balance at January 1, 2019	$17.0	$(14.8)	$2.2

Other comprehensive loss before reclassifications	(1.0)	(3.5)	(4.5)
Amounts reclassified from accumulated other comprehensive income / (loss) to earnings	(1.5)	0.2	(1.3)
Net current period other comprehensive loss	(2.5)	(3.3)	(5.8)

Balance at December 31, 2019	14.5	(18.1)	(3.6)

Other comprehensive loss before reclassifications	—	(8.8)	(8.8)
Amounts reclassified from accumulated other comprehensive loss to earnings	(0.9)	1.0	0.1
Net current period other comprehensive loss	(0.9)	(7.8)	(8.7)

Balance at December 31, 2020	$13.6	$(25.9)	$(12.3)

Supplemental Financial Information

	December 31,
$ in millions	2020	2019
Accounts receivable, net
Customer receivables	$48.5	$45.7
Unbilled revenue	21.6	19.4
Amounts due from affiliates	0.2	0.3
Due from PJM transmission enhancement settlement (a)	1.7	1.8
Other	0.5	1.1
Allowance for credit losses	(2.8)	(0.4)
Total accounts receivable, net	$69.7	$67.9